Document and Entity Information	0 Months Ended
Dec. 19, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 19, 2014
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Dec. 19, 2014
Document Effective Date	Jan. 02, 2015
Prospectus Date	Jan. 02, 2015